Pioneer Disciplined Value Fund
Schedule of Investments  |  November 30, 2023

A: CVFCX	C: CVCFX	K: CVKFX	R: CVRFX	Y: CVFYX

Schedule of Investments  |  11/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 3.9%
191,447	RTX Corp.	$ 15,599,101
	Total Aerospace & Defense	$15,599,101

	Air Freight & Logistics — 0.9%
13,237	FedEx Corp.	$ 3,426,133
	Total Air Freight & Logistics	$3,426,133

	Automobile Components — 1.0%
49,191(a)	Aptiv Plc	$ 4,074,982
	Total Automobile Components	$4,074,982

	Banks — 11.5%
562,781	Bank of America Corp.	$ 17,159,193
103,860	JPMorgan Chase & Co.	16,210,469
92,972	PNC Financial Services Group, Inc.	12,454,529
	Total Banks	$45,824,191

	Beverages — 2.1%
142,043	Coca-Cola Co.	$ 8,300,993
	Total Beverages	$8,300,993

	Biotechnology — 2.9%
27,919	AbbVie, Inc.	$ 3,975,386
98,945	Gilead Sciences, Inc.	7,579,187
	Total Biotechnology	$11,554,573

	Building Products — 1.5%
114,300	Johnson Controls International Plc	$ 6,035,040
	Total Building Products	$6,035,040

	Capital Markets — 3.8%
310,350	Bank of New York Mellon Corp.	$ 14,996,112
	Total Capital Markets	$14,996,112

	Chemicals — 1.7%
69,026	LyondellBasell Industries NV, Class A	$ 6,564,373
	Total Chemicals	$6,564,373

	Communications Equipment — 2.5%
206,249	Cisco Systems, Inc.	$ 9,978,327
	Total Communications Equipment	$9,978,327

1Pioneer Disciplined Value Fund |  | 11/30/23

Shares		Value
	Construction Materials — 1.2%
74,516	CRH Plc	$ 4,675,879
	Total Construction Materials	$4,675,879

	Consumer Staples Distribution & Retail — 1.2%
68,022	Sysco Corp.	$ 4,909,148
	Total Consumer Staples Distribution & Retail	$4,909,148

	Containers & Packaging — 1.1%
192,893	Graphic Packaging Holding Co.	$ 4,372,884
	Total Containers & Packaging	$4,372,884

	Electric Utilities — 0.7%
35,164	American Electric Power Co., Inc.	$ 2,797,296
	Total Electric Utilities	$2,797,296

	Energy Equipment & Services — 1.9%
145,331	Schlumberger, NV	$ 7,563,025
	Total Energy Equipment & Services	$7,563,025

	Entertainment — 3.2%
136,964	Walt Disney Co.	$ 12,695,193
	Total Entertainment	$12,695,193

	Financial Services — 1.5%
46,481(a)	Fiserv, Inc.	$ 6,070,883
	Total Financial Services	$6,070,883

	Health Care Equipment & Supplies — 5.8%
140,717	Abbott Laboratories	$ 14,675,376
35,829	Becton Dickinson & Co.	8,462,093
	Total Health Care Equipment & Supplies	$23,137,469

	Hotels, Restaurants & Leisure — 0.5%
39,830	Las Vegas Sands Corp.	$ 1,836,960
	Total Hotels, Restaurants & Leisure	$1,836,960

	Household Products — 4.3%
219,014	Colgate-Palmolive Co.	$ 17,251,733
	Total Household Products	$17,251,733

	Insurance — 2.0%
88,500	American International Group, Inc.	$ 5,824,186
5,558	Everest Group, Ltd.	2,281,837
	Total Insurance	$8,106,023

Pioneer Disciplined Value Fund |  | 11/30/232

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Shares		Value
	IT Services — 3.3%
78,227	Cognizant Technology Solutions Corp., Class A	$ 5,505,616
47,665	International Business Machines Corp.	7,557,763
	Total IT Services	$13,063,379

	Machinery — 1.2%
13,467	Deere & Co.	$ 4,907,509
	Total Machinery	$4,907,509

	Media — 1.0%
92,432	Comcast Corp., Class A	$ 3,871,976
	Total Media	$3,871,976

	Metals & Mining — 1.0%
104,851	Teck Resources, Ltd., Class B	$ 3,947,640
	Total Metals & Mining	$3,947,640

	Multi-Utilities — 5.7%
216,375	CMS Energy Corp.	$ 12,281,445
100,670	DTE Energy Co.	10,480,754
	Total Multi-Utilities	$22,762,199

	Oil, Gas & Consumable Fuels — 12.8%
222,430	BP Plc (A.D.R.)	$ 8,071,985
288,978	Energy Transfer LP	4,013,904
151,704	EQT Corp.	6,062,092
90,197	Exxon Mobil Corp.	9,266,840
142,481	Occidental Petroleum Corp.	8,427,751
105,571	Range Resources Corp.	3,431,058
180,079	Shell Plc (A.D.R.)	11,849,198
	Total Oil, Gas & Consumable Fuels	$51,122,828

	Personal Care Products — 1.9%
17,774	Estee Lauder Cos., Inc., Class A	$ 2,269,562
264,561	Kenvue, Inc.	5,407,627
	Total Personal Care Products	$7,677,189

	Pharmaceuticals — 5.9%
184,223	Merck KGaA (A.D.R.)	$ 6,434,909
564,712	Pfizer, Inc.	17,206,775
	Total Pharmaceuticals	$23,641,684

	Professional Services — 1.2%
80,392	SS&C Technologies Holdings, Inc.	$ 4,522,854
	Total Professional Services	$4,522,854

3Pioneer Disciplined Value Fund |  | 11/30/23

Shares		Value
	Semiconductors & Semiconductor Equipment — 4.1%
146,523	Microchip Technology, Inc.	$ 12,225,879
54,864	Micron Technology, Inc.	4,176,248
	Total Semiconductors & Semiconductor Equipment	$16,402,127

	Specialized REITs — 3.5%
119,782	Crown Castle, Inc.	$ 14,048,033
	Total Specialized REITs	$14,048,033

	Specialty Retail — 0.5%
29,700	Best Buy Co., Inc.	$ 2,106,918
	Total Specialty Retail	$2,106,918

	Technology Hardware, Storage & Peripherals — 0.4%
102,208	Hewlett Packard Enterprise Co.	$ 1,728,337
	Total Technology Hardware, Storage & Peripherals	$1,728,337

	Trading Companies & Distributors — 1.3%
30,815	Ferguson Plc	$ 5,279,842
	Total Trading Companies & Distributors	$5,279,842

	Total Common Stocks (Cost $386,381,240)	$394,852,833

	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
3,914,579(b)	Dreyfus Government Cash Management, Institutional Shares, 5.24%	$ 3,914,579
		$3,914,579

	TOTAL SHORT TERM INVESTMENTS (Cost $3,914,579)	$3,914,579

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $390,295,819)	$398,767,412
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(105,925)
	net assets — 100.0%	$398,661,487

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2023.
†	Amount rounds to less than 0.1%.
Pioneer Disciplined Value Fund |  | 11/30/234

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$394,852,833	$—	$—	$394,852,833
Open-End Fund	3,914,579	—	—	3,914,579
Total Investments in Securities	$398,767,412	$—	$—	$398,767,412
During the period ended November 30, 2023, there were no transfers in or out of Level 3.
5Pioneer Disciplined Value Fund |  | 11/30/23